Significant Accounting Policies (Details)	12 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)
Accounting Policies [Abstract]
Allowance for doubtful accounts			$ 0
Property, plant and equipment, useful life	10 years	10 years
Rental expense	$ 65,702		76,314
Renewal annual fee (in Yuan Renminbi) | ¥		¥ 699
Foreign currency translation gain (loss) adjustment	(837,040)		(729,348)	$ 58,355
Cash equivalents	$ 25,022,199		$ 23,229,372